Separation Costs - Additional Information (Detail) - Alcoa [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Separation Transaction [Line Items]
Costs related to proposed separation transaction	$ 24
Selling, General Administrative, and Other Expenses [Member]
Separation Transaction [Line Items]
Costs related to proposed separation transaction	$ 12